LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett California Tax Free Fund

Supplement dated May 16, 2012 to the

Summary Prospectus, Prospectus, and Statement of Additional Information dated
February 1, 2012

The Summary Prospectus, Prospectus, and SAI are supplemented with the following:

Effective June 30, 2012, Daphne Car no longer will be a member of the California Tax Free Fund’s investment team.

Please retain this document for your future reference.